Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO named executive officers (“NEOs”) and Company performance for the fiscal years listed below.

Year	Summary Compensation Table Total for PEO[1]; ($)	Compensation Actually Paid to PEO[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on: TSR ($)	Net Income ($ Millions)
2024	1,809,077	1,055,851	886,722	658,787	0.01	(130)
2023	2,050,065	647,036	928,503	652,376	0.56	(117)
2022	4,580,167	(711,460)	1,368,768	246,593	3.41	(110)

1.	Seth Lederman was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2022 - 2024
Gregory Sullivan
Bradley Saenger
Jessica Morris

2.	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

3.	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Seth Lederman ($)	Exclusion of Option Awards for Seth Lederman ($)	Inclusion of Equity Values for Seth Lederman ($)	Compensation Actually Paid to Seth Lederman ($)
2024	1,809,077	(717,111)	(36,115)	1,055,851
2023	2,050,065	(1,375,065)	(27,964)	647,036
2022	4,580,167	(3,550,167)	(1,741,460)	(711,460)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	886,722	(214,778)	(13,157)	658,787
2023	928,503	(276,250)	123	652,376
2022	1,368,768	(769,203)	(352,972)	246,593

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Seth Lederman ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Seth Lederman ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Seth Lederman ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Seth Lederman ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Seth Lederman ($)	Total - Inclusion of Equity Values for Seth Lederman ($)
2024	18,433	(42,296)	12,141	(24,392)	0	(36,115)
2023	75,500	(144,067)	0	40,603	0	(27,964)
2022	180,667	(871,947)	0	(1,050,180)	0	(1,741,460)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	5,531	(11,544)	0	(7,145)	0	(13,157)
2023	22,560	(31,186)	0	8,749	0	123
2022	38,654	(177,362)	0	(214,264)	0	(352,972)

PEO Total Compensation Amount	[1]	$ 1,809,077	$ 2,050,065	$ 4,580,167
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ 1,055,851	647,036	(711,460)
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for Seth Lederman ($)	Exclusion of Option Awards for Seth Lederman ($)	Inclusion of Equity Values for Seth Lederman ($)	Compensation Actually Paid to Seth Lederman ($)
2024	1,809,077	(717,111)	(36,115)	1,055,851
2023	2,050,065	(1,375,065)	(27,964)	647,036
2022	4,580,167	(3,550,167)	(1,741,460)	(711,460)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Seth Lederman ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Seth Lederman ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Seth Lederman ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Seth Lederman ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Seth Lederman ($)	Total - Inclusion of Equity Values for Seth Lederman ($)
2024	18,433	(42,296)	12,141	(24,392)	0	(36,115)
2023	75,500	(144,067)	0	40,603	0	(27,964)
2022	180,667	(871,947)	0	(1,050,180)	0	(1,741,460)

Non-PEO NEO Average Total Compensation Amount	[1]	$ 886,722	928,503	1,368,768
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 658,787	652,376	246,593
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	886,722	(214,778)	(13,157)	658,787
2023	928,503	(276,250)	123	652,376
2022	1,368,768	(769,203)	(352,972)	246,593

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	5,531	(11,544)	0	(7,145)	0	(13,157)
2023	22,560	(31,186)	0	8,749	0	123
2022	38,654	(177,362)	0	(214,264)	0	(352,972)

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Total Shareholder Return Amount		$ 0.01	0.56	3.41
Net Income (Loss) Attributable to Parent		$ (130,000,000)	$ (117,000,000)	$ (110,000,000)
PEO Name		Seth Lederman	Seth Lederman	Seth Lederman
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (717,111)	$ (1,375,065)	$ (3,550,167)
PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(36,115)	(27,964)	(1,741,460)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		18,433	75,500	180,667
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(42,296)	(144,067)	(871,947)
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		12,141	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(24,392)	40,603	(1,050,180)
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(214,778)	(276,250)	(769,203)
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(13,157)	123	(352,972)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,531	22,560	38,654
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(11,544)	(31,186)	(177,362)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(7,145)	8,749	(214,264)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0

[1]	Seth Lederman was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
[2]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table.
[3]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.